OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure Of Other Liabilities [Abstract]
Disclosure of detailed information about carrying value of other liabilities	The carrying value of other long-term liabilities consists of:

	AUGUST 31, 2022	AUGUST 31, 2021
Contingent share consideration (i)	$2,913	$5,538
Lease liabilities (ii)	2,206	4,651
	$5,119	$10,189

Disclosure of detailed information about lease liabilities
The changes in the carrying value of current and non-current lease liabilities are as follows:

AUGUST 31, 2022
Balance, August 31, 2021	$5,635
Acquisitions through business combinations (Note 27)	452
Lease additions	1,968
Lease payments	(1,302)
Lease disposal	(3,981)
Interest expense on lease liabilities	350
Balance, August 31, 2022	3,122
Current portion (included in other liabilities)	(916)
Long-term portion (included in other liabilities)	$2,206

Disclosure of detailed information about undiscounted contractual payments relating to the current and future lease liabilities
The undiscounted contractual payments relating to the current and future lease liabilities is:

	AUGUST 31, 2022	AUGUST 31, 2021
Less than 1 year	$1,060	$1,359
1 to 2 years	1,009	1,355
2 to 3 years	778	1,315
3 to 4 years	241	1,109
4 to 5 years	131	576
Thereafter	240	1,307
Total	$3,459	$7,021